UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22429
(Investment Company Act File Number)

Institutional Investor Trust
(Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite Two, Venice, FL 34285
(Address of Principal Executive Offices and Zip Code)

Corporation Service Company
84 State Street, Boston, MA 02109
(Name and Address of Agent for Service)

941-493-3600
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

March 31, 2014
(Date of Reporting Period)

Item 1: Schedule of Investments

The unaudited schedule of investments for the specified reporting period is filed herewith.

Sector Allocation Model Fund
Schedule of Investments
March 31, 2014
(Unaudited)

Exchange Traded Funds 98.39%
Holding		Shares	Value
Materials: 19.75%
Materials Select Sector SPDR		430,413	$20,349,927
Energy: 19.88%
Energy Select Sector SPDR		230,075	20,490,480
Financial: 20.06%
Financial Select Sector SPDR		925,550	20,676,787
Technology: 19.51%
Technology Select Sector SPDR		553,012	20,101,986
Health Care: 19.19%
Health Care Select Sector SPDR		338,051	19,772,603
Total Investments: 98.39% (Identified Cost $ 94,356,613)			$101,391,783
Cash & Equivalents*: 1.64%			1,690,033
Other Assets & Liabilities, Net: (0.03%)			(30,197)
Net Assets: 100.0%			$103,051,618

* Non-restricted collateralized interest-earning bank account deposit.
The cost basis of investments for federal income tax purposes at March 31, 2014is as follows:
	Federal Tax Cost of Investments	$94,356,613
	Unrealized Appreciation	$7,035,170
	Unrealized Depreciation	$0
	Net Unrealized Appreciation	$7,035,170

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

  Level 1: Quoted prices in active markets for identical securities.
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2014:
	Level 1	Level 2	Level 3
Exchange Traded Funds	$101,391,783	—	—
Total	$101,391,783	—	—

Item 2: Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3: Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President
Date:	April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President
Date:	April 23, 2014

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for Institutional Investor Trust